Shareholder Fees ((PIMCO Equity Series - Retail))	0 Months Ended
Oct. 31, 2011
(PIMCO Emerging Multi-Asset Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Emerging Multi-Asset Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Emerging Multi-Asset Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO EqS Emerging Markets Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO EqS Emerging Markets Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO EqS Emerging Markets Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO EqS Pathfinder Fund™) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO EqS Pathfinder Fund™) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO EqS Pathfinder Fund™) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none